Key management - Disclosure of compensation, key management (Details) - Key management personnel [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Information About Key Management [Line Items]
Salaries and short-term employee benefits	$ 3,189	$ 3,036
Share-based compensation	4,067	2,925
Employee benefits expense	$ 7,256	$ 5,961